STATEMENT OF ADDITIONAL INFORMATION ("SAI") SUPPLEMENT DATED MAY 2, 2002
                           TO SAI DATED MARCH 1, 2002

                              GARTMORE MUTUAL FUNDS
                       (formerly Nationwide Mutual Funds)

                              Gartmore Growth Fund
                           Gartmore Total Return Fund
                         Gartmore Millennium Growth Fund
                        Gartmore U.S. Growth Leaders Fund
                       (formerly Gartmore Growth 20 Fund)
                        Gartmore Value Opportunities Fund
                          Gartmore Large Cap Value Fund
                   (formerly Nationwide Large Cap Value Fund)
                         Gartmore Global Technology and
                               Communications Fund
                         Gartmore Emerging Markets Fund
                       Gartmore International Growth Fund
                         Gartmore Worldwide Leaders Fund
                     (formerly Gartmore Global Leaders Fund)
                         Gartmore European Leaders Fund
                      Gartmore Global Small Companies Fund
                                Gartmore OTC Fund
                  Gartmore International Small Cap Growth Fund
                        Nationwide Large Cap Growth Fund
                            Nationwide Small Cap Fund
                          Nationwide Growth Focus Fund
                      Gartmore Global Health Sciences Fund
                        NorthPointe Small Cap Value Fund
                       Gartmore Asia Pacific Leaders Fund
                     Gartmore Global Financial Services Fund
                         Gartmore Global Utilities Fund
                        Gartmore Nationwide Leaders Fund
                      (formerly Gartmore U.S. Leaders Fund)
                           Gartmore U.S. Leaders Fund
                          Gartmore High Yield Bond Fund
                   (formerly Nationwide High Yield Bond Fund)
                               Gartmore Bond Fund
                         (formerly Nationwide Bond Fund)
                          Gartmore Tax-Free Income Fund
                   (formerly Nationwide Tax-Free Income Fund)
                          Gartmore Government Bond Fund
                   (formerly Nationwide Government Bond Fund)
                      Gartmore Morley Enhanced Income Fund
                (formerly Nationwide Morley Enhanced Income Fund)
                    Gartmore Morley Capital Accumulation Fund
             (formerly Nationwide Morley Capital Accumulation Fund)
                           Gartmore Money Market Fund
                     (formerly Nationwide Money Market Fund)
                          Nationwide S&P 500 Index Fund
                         Nationwide Small Cap Index Fund
                      Nationwide Mid Cap Market Index Fund
                       Nationwide International Index Fund
                           Nationwide Bond Index Fund
                 Gartmore Investor Destinations Aggressive Fund
           (formerly Nationwide Investor Destinations Aggressive Fund)
                         Gartmore Investor Destinations
                           Moderately Aggressive Fund
                   (formerly Nationwide Investor Destinations
                           Moderately Aggressive Fund)
                  Gartmore Investor Destinations Moderate Fund
            (formerly Nationwide Investor Destinations Moderate Fund)
           Gartmore Investor Destinations Moderately Conservative Fund
                   (formerly Nationwide Investor Destinations
                          Moderately Conservative Fund)
                Gartmore Investor Destinations Conservative Fund
                   (formerly Nationwide Investor Destinations
                               Conservative Fund)


Effective May 1, 2002, the Gartmore U.S. Leaders Fund has changed its name to Gartmore Nationwide Leaders Fund.


              INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI
                              FOR FUTURE REFERENCE.